Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.09%
Advertising–2.29%
Trade Desk, Inc. (The), Class A(b)	341,879	$31,199,877
Aerospace & Defense–2.54%
Airbus SE (France)	67,897	10,002,930
Axon Enterprise, Inc.(b)	24,981	4,644,717
TransDigm Group, Inc.	22,099	19,882,912
		34,530,559
Application Software–16.23%
Adobe, Inc.(b)	64,020	34,965,803
Braze, Inc., Class A(b)	151,574	6,890,554
Confluent, Inc., Class A(b)(c)	371,822	12,842,732
Datadog, Inc., Class A(b)	191,582	22,361,451
HubSpot, Inc.(b)	51,490	29,892,520
Manhattan Associates, Inc.(b)	32,821	6,256,339
Procore Technologies, Inc.(b)(c)	224,389	17,019,906
Salesforce, Inc.(b)	76,005	17,101,885
Samsara, Inc., Class A(b)	490,376	13,701,105
Sprout Social, Inc., Class A(b)(c)	123,342	7,047,762
Synopsys, Inc.(b)	84,287	38,080,867
Workday, Inc., Class A(b)	62,140	14,735,258
		220,896,182
Automobile Manufacturers–0.90%
Tesla, Inc.(b)	45,683	12,217,005
Automotive Parts & Equipment–0.50%
Mobileye Global, Inc., Class A (Israel)(b)	179,766	6,863,466
Broadline Retail–4.49%
Amazon.com, Inc.(b)	360,083	48,135,895
MercadoLibre, Inc. (Brazil)(b)	10,410	12,888,101
		61,023,996
Cargo Ground Transportation–0.32%
Saia, Inc.(b)	10,174	4,305,026
Casinos & Gaming–0.88%
DraftKings, Inc., Class A(b)	377,333	11,991,643
Construction & Engineering–0.51%
Comfort Systems USA, Inc.	39,926	6,945,926
Education Services–0.90%
Duolingo, Inc.(b)(c)	79,298	12,306,257
Electrical Components & Equipment–0.74%
Eaton Corp. PLC	49,155	10,092,505
Electronic Manufacturing Services–1.45%
Flex Ltd.(b)	721,183	19,731,567
Health Care Equipment–0.84%
DexCom, Inc.(b)	92,208	11,485,428
Industrial Machinery & Supplies & Components–0.51%
Parker-Hannifin Corp.	17,058	6,993,951
Shares		Value
Interactive Media & Services–10.03%
Alphabet, Inc., Class A(b)	467,836	$62,091,194
Meta Platforms, Inc., Class A(b)	233,259	74,316,317
		136,407,511
Internet Services & Infrastructure–4.30%
MongoDB, Inc.(b)	58,893	24,935,296
Shopify, Inc., Class A (Canada)(b)	204,587	13,825,990
Snowflake, Inc., Class A(b)	111,145	19,751,578
		58,512,864
Movies & Entertainment–4.63%
Atlanta Braves Holdings, Inc., Class H(b)	4,441	180,853
Liberty Media Corp.-Liberty Formula One, Class C(b)	153,359	11,133,863
Netflix, Inc.(b)	97,603	42,844,789
World Wrestling Entertainment, Inc., Class A(c)	84,187	8,839,635
		62,999,140
Passenger Ground Transportation–1.06%
Uber Technologies, Inc.(b)	290,692	14,377,626
Semiconductor Materials & Equipment–3.64%
Applied Materials, Inc.	69,252	10,497,911
ASML Holding N.V., New York Shares (Netherlands)	11,955	8,564,682
Entegris, Inc.	120,540	13,224,443
Lam Research Corp.	23,951	17,208,554
		49,495,590
Semiconductors–18.83%
Advanced Micro Devices, Inc.(b)	118,081	13,508,466
Broadcom, Inc.	36,380	32,692,887
GLOBALFOUNDRIES, Inc.(b)	105,359	6,710,315
Lattice Semiconductor Corp.(b)(c)	239,353	21,766,762
Monolithic Power Systems, Inc.	51,232	28,663,792
NVIDIA Corp.	252,654	118,062,688
ON Semiconductor Corp.(b)	66,722	7,189,295
Silicon Laboratories, Inc.(b)(c)	40,395	6,024,510
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	217,716	21,586,541
		256,205,256
Systems Software–16.36%
CyberArk Software Ltd.(b)	59,722	9,914,449
Microsoft Corp.	298,128	100,147,158
Monday.com Ltd.(b)	37,356	6,753,218
Oracle Corp.	261,755	30,685,538
Palo Alto Networks, Inc.(b)	168,132	42,026,275
ServiceNow, Inc.(b)	56,802	33,115,566
		222,642,204
Technology Hardware, Storage & Peripherals–4.38%
Apple, Inc.	303,001	59,524,546
Trading Companies & Distributors–0.23%
W.W. Grainger, Inc.	4,176	3,083,934

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Transaction & Payment Processing Services–2.53%
Mastercard, Inc., Class A	36,779	$14,501,224
Visa, Inc., Class A(c)	83,920	19,950,302
		34,451,526
Total Common Stocks & Other Equity Interests (Cost $862,647,478)		1,348,283,585
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	1,431,309	1,431,309
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	1,450,497	1,450,642
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	1,635,781	1,635,781
Total Money Market Funds (Cost $4,517,524)		4,517,732
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.42% (Cost $867,165,002)		1,352,801,317
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.66%
Invesco Private Government Fund, 5.24%(d)(e)(f)	17,737,574	$17,737,574
Invesco Private Prime Fund, 5.38%(d)(e)(f)	45,610,905	45,610,905
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,344,972)		63,348,479
TOTAL INVESTMENTS IN SECURITIES–104.08% (Cost $930,509,974)		1,416,149,796
OTHER ASSETS LESS LIABILITIES—(4.08)%		(55,461,286)
NET ASSETS–100.00%		$1,360,688,510
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,835,409	$29,452,491	$(33,856,591)	$-	$-	$1,431,309	$66,815
Invesco Liquid Assets Portfolio, Institutional Class	4,597,308	21,037,493	(24,183,280)	(782)	(97)	1,450,642	51,337
Invesco Treasury Portfolio, Institutional Class	6,669,039	33,659,990	(38,693,248)	-	-	1,635,781	71,827
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,785,224	82,747,922	(80,795,572)	-	-	17,737,574	314,087*
Invesco Private Prime Fund	40,590,577	196,440,284	(191,420,891)	3,920	(2,985)	45,610,905	831,157*
Total	$73,477,557	$363,338,180	$(368,949,582)	$3,138	$(3,082)	$67,866,211	$1,335,223

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,338,280,655	$10,002,930	$—	$1,348,283,585
Money Market Funds	4,517,732	63,348,479	—	67,866,211
Total Investments	$1,342,798,387	$73,351,409	$—	$1,416,149,796
Invesco Technology Fund